Total
Franklin Investment Grade Corporate ETF
Franklin Investment Grade Corporate ETF
Investment Goal
A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Investment Grade Corporate ETF Franklin Investment Grade Corporate ETF
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Franklin Investment Grade Corporate ETF Franklin Investment Grade Corporate ETF USD ($)
1 Year	$ 36
3 Years	113
5 Years	197
10 Years	$ 443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.09% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade corporate debt securities and investments. Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P Global Ratings (S&P®) (rated BBB- or better) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest. The Fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

The Fund may also invest a portion of its assets in convertible securities, preferred securities (including preferred stock) and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds.

The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar denominated securities.

The Fund may enter into certain derivative transactions, principally currency forwards; interest rate and U.S. Treasury futures contracts; and swap agreements, including interest rate, fixed income total return, currency and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to investment grade corporate debt securities may be used to satisfy the Fund’s 80% policy.

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”).

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account the investment manager’s desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The investment manager may seek to sell a security if: (i) the security has moved beyond the investment manager’s fair value target and there has been no meaningful positive change in the company’s fundamental outlook; (ii) there has been a negative fundamental change in the issuer’s credit outlook that changes the investment manager’s view of the appropriate valuation; or (iii) the investment manager’s views on macroeconomic or sector trends or valuations have changed, making that particular issuer (or that issuer’s industry) less attractive for the Fund’s portfolio. In addition, the investment manager may sell a security that still meets the investment manager’s buy criteria if another security becomes available in the new issue or secondary market that the investment manager believes has better return potential or improves the Fund’s risk profile.

Principal Risks
Risk Table - Franklin Investment Grade Corporate ETF	Risk [Text Block]
Risk Lose Money [Member]	You could lose money by investing in the Fund.
Credit

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Interest Rate

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall.

Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Income

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.)

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Extension

Extension: Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Derivative Instruments

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency,

security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Collateralized Debt Obligations (CDOs)

Collateralized Debt Obligations (CDOs): The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Convertible Securities

Convertible Securities: Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Management

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Quantitative Models

Quantitative Models: The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Cash/Cash Equivalents

Cash/Cash Equivalents: To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Market Trading

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	10.30%
Worst Quarter:	2022, Q2	-7.83%

As of June 30, 2024, the Fund’s year-to-date return was -0.42%.

Average Annual Total Returns For periods ended December 31, 2023
Average Annual Total Returns - Franklin Investment Grade Corporate ETF	Label	1 Year	5 Years	Since Inception [1]
Franklin Investment Grade Corporate ETF	Return before taxes	7.77%	2.28%	1.54%
Franklin Investment Grade Corporate ETF | After Taxes on Distributions	Return after taxes on distributions	6.05%	0.81%	0.09%
Franklin Investment Grade Corporate ETF | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	4.55%	1.16%	0.57%
Bloomberg US Aggregate Index	Bloomberg US Aggregate Index	5.53%	1.10%	0.83%
Bloomberg US Corporate - Investment Grade Index	Bloomberg US Corporate - Investment Grade Index	8.52%	2.63%	1.93%
[1]	Since inception October 3, 2016.